SCHEDULE OF PARENT COMPANY STATEMENTS OF CASH FLOWS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (10,519)	$ 2,119,760	$ 4,595,982	$ 6,237,488	$ 4,590,803
Adjustments to reconcile net cash flows from operating activities:
Amortization of stock-based compensation			131,092	170,883	44,910
Issuance of Ordinary Shares for services			218,304
Stock-based compensation	1,009,836	35,000
Changes in operating assets and liabilities:
Payables due to subsidiaries	(160,908)	(3,353,433)	(11,510,450)	(407,022)	(399,262)
Prepaid expenses and other current assets	801,781	(3,595,458)	(2,170,541)	(265,446)	2,642
Net cash used in operating activities	(1,884,173)	(2,177,992)	(651,912)	(187,121)	4,053,124
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of acquisition deposit					(1,000,000)
Net cash used in investing activities	(693)	(18,101)	(1,185,665)	(3,055,651)	(7,443,745)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options				140
Net cash provided by financing activities	2,511,852	1,914,916	1,155,247	2,261,516	5,352,682
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	(10,519)	2,119,760	4,595,982	6,237,488	4,590,803
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	(1,311,710)	(2,651,869)	(5,442,910)	(7,209,698)	(4,659,512)
Amortization of stock-based compensation			131,092	170,883	44,910
Issuance of Ordinary Shares for services			218,304
Stock-based compensation	1,009,836	35,000
Changes in operating assets and liabilities:
Payables due to subsidiaries	247,015	(1,695,386)	(1,596,032)	597,475
Prepaid expenses and other current assets	64,971	(2,351)	65,669	(40,148)	(2,600)
Net cash used in operating activities	(407)	(2,194,846)	(2,027,898)	(244,000)	(26,399)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of acquisition deposit					(1,000,000)
Net cash used in investing activities					(1,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of Ordinary Shares		2,200,000	2,027,544		11,271,480
Proceeds from exercise of stock options				140
Cash lent to subsidiaries and VIE					(10,000,000)
Net cash provided by financing activities		2,200,000	2,027,544	140	1,271,480
CHANGES IN CASH	(407)	5,154	(354)	(243,860)	245,081
CASH, beginning of period	867	1,221	1,221	245,081
CASH, end of period	460	6,375	$ 867	$ 1,221	$ 245,081
Equity in earnings of subsidiaries	$ 1,311,710	$ (2,651,869)